Interest expense (Tables)	12 Months Ended
Dec. 31, 2014
Interest Expense [Abstract]
Schedule of Debt

	Year ended December 31
(In US$ millions)	2014	2013	2012
Gross interest expense	548	540	416
Capitalized interest	(70)	(95)	(76)
Net interest expense	478	445	340